Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.35%
Basic Materials - 5.85%
Olin Corp.	73,716	$3,603,975
Orion Engineered Carbons S.A. (a)(b)	91,413	1,850,199
		5,454,174
Consumer Discretionary - 11.34%
Dana, Inc.	104,706	2,840,674
Hooker Furniture Corp.	35,455	1,271,062
Motorcar Parts of America, Inc. (a)	57,709	1,348,659
PVH Corp. (a)	20,907	2,400,542
Steelcase, Inc.	188,128	2,722,212
		10,583,149
Consumer Staples - 3.17%
Spectrum Brands Holdings, Inc.	13,884	1,234,149
Universal Corp.	30,739	1,722,613
		2,956,762
Energy - 7.45%
MRC Global, Inc. (a)	88,497	950,458
Murphy Oil Corp.	77,006	1,670,260
NexTier Oilfield Solutions, Inc. (a)	417,372	1,773,831
NOV, Inc. (a)	80,208	1,292,953
TechnipFMC PLC - ADR (a)	147,403	1,266,192
		6,953,694
Financials - 30.15%
American Equity Investment Life Holding Co.	77,690	2,369,545
Argo Group International Holdings, Ltd. (b)	34,423	1,846,450
Associated Banc-Corp.	120,259	2,764,754
Axis Capital Holdings, Ltd. (b)	60,527	3,246,668
CNO Financial Group, Inc.	133,694	3,550,912
First Midwest Bancorp, Inc.	133,163	2,787,102
Hope Bancorp, Inc.	119,866	1,833,950
TCF Financial Corp.	39,021	1,853,498
Umpqua Holdings Corp.	96,106	1,833,702
Univest Financial Corp.	63,020	1,837,663
Webster Financial Corp.	49,024	2,778,680
WSFS Financial Corp.	26,803	1,426,188
		28,129,112
Health Care - 4.34%
Phibro Animal Health Corp.	35,864	1,011,006
Triple-S Management Corp. - Class B (a)(b)	69,473	1,757,667
Varex Imaging Corp. (a)	50,906	1,277,232
		4,045,905
Industrials - 24.61%
Belden, Inc.	61,771	3,125,612
Enerpac Tool Group Corp.	84,018	2,302,093
JELD-WEN Holding, Inc. (a)	99,166	2,777,640
MasTec, Inc. (a)	12,627	1,468,899
Moog, Inc. - Class A	21,480	1,937,496
REV Group, Inc. (a)	114,301	2,139,715
Ryder System, Inc.	37,769	3,089,126
Terex Corp.	54,673	2,863,225
TriMas Corp. (a)	56,929	1,845,638
TrueBlue, Inc. (a)	52,089	1,413,175
		22,962,619
Technology - 9.44%
Avnet, Inc.	51,993	2,290,812
Celestica, Inc. (a)(b)	325,979	2,809,939
ScanSource, Inc. (a)	61,312	1,871,855
Super Micro Computer, Inc. (a)	52,661	1,829,443
		8,802,049
Total Common Stocks (Cost $68,529,448)		89,887,464

REIT - 1.53%
Real Estate - 1.53%
DiamondRock Hospitality Co. (a)	147,054	1,423,483
Total REIT (Cost $1,110,515)		1,423,483

SHORT-TERM INVESTMENT - 1.90%
Money Market Fund - 1.90%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	1,775,992	1,775,992
Total Short-Term Investment (Cost $1,775,992)		1,775,992

Total Investments (Cost $71,415,955) - 99.78%		93,086,939
Other Assets in Excess of Liabilities - 0.22%		200,858
TOTAL NET ASSETS - 100.00%		$93,287,797

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate listed is the 7-day annualized yield as of May 31, 2021.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

Pzena Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$5,454,174	$-	$-	$5,454,174
Consumer Discretionary	10,583,149	-	-	10,583,149
Consumer Staples	2,956,762	-	-	2,956,762
Energy	6,953,694	-	-	6,953,694
Financials	28,129,112	-	-	28,129,112
Health Care	4,045,905	-	-	4,045,905
Industrials	22,962,619	-	-	22,962,619
Technology	8,802,049	-	-	8,802,049
Total Common Stocks	89,887,464	-	-	89,887,464
REIT	1,423,483	-	-	1,423,483
Short-Term Investment	1,775,992	-	-	1,775,992
Total Investments	$93,086,939	$-	$-	$93,086,939

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.